Loans and advances to customers - Impaired loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at amortized cost category | Loans to customers (non-performing)
Financial assets
Beginning balance	$ 17,952
Balance at year-end	21,909	$ 17,952
Gross carrying amount
Financial assets
Beginning balance	750,305
Balance at year-end	723,827	750,305
Loans and advances - Customers | Impairment losses
Financial assets
Written-off assets	21,590	21,154	$ 19,678
Loans and advances - Customers | Impairment losses | Financial assets at amortized cost category
Financial assets
Written-off assets	21,590
Loans and advances - Customers | Gross carrying amount | Financial assets at amortized cost category
Financial assets
Written-off assets	(21,590)
Loans and advances - Customers | Gross carrying amount | Financial assets at amortized cost category | Loans to customers (non-performing)
Financial assets
Beginning balance	17,952	18,429	18,132
Additions	37,216	31,418	32,461
Transfers to performing loans	(11,669)	(10,741)	(12,486)
Written-off assets	(21,590)	(21,154)	(19,678)
Balance at year-end	$ 21,909	$ 17,952	$ 18,429